Unaudited Interim Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Unaudited Interim Condensed Consolidated Statements of Comprehensive Income
Net Income	$ 62,692	$ 24,507	$ 101,928	$ 68,596
Other comprehensive loss, net of tax
Net change in unrealized losses on cash flow hedges		(698)	0	(1,421)
Other comprehensive loss, net of tax		(698)	0	(1,421)
Comprehensive Income	$ 62,692	$ 23,809	$ 101,928	$ 67,175